Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	€ 65,880,990	€ (27,019,807)		€ 38,861,183
Balance, shares at Dec. 31, 2021	18,216,858
Share-based compensation	€ 722,735			722,735
Cumulative Translation Adjustment		32,011		32,011
Net loss		(8,477,763)		(8,477,763)
Balance at Dec. 31, 2022	€ 66,603,725	(35,465,559)		31,138,166
Balance, shares at Dec. 31, 2022	18,216,858
Share-based compensation	€ 739,884			739,884
Net loss		(11,645,455)		(11,645,455)
Capital increase ATM program	€ 531			531
Capital increase ATM program, shares	100
Other comprehensive income (loss)		(32,011)	231,142	199,131
Balance at Dec. 31, 2023	€ 67,344,140	(47,143,025)	231,142	20,432,257
Balance, shares at Dec. 31, 2023	18,216,958
Share-based compensation	€ 847,255			847,255
Net loss		(8,912,495)		(8,912,495)
Capital increase ATM program	€ 270,885			270,885
Capital increase ATM program, shares	72,908
Other comprehensive income (loss)			142,196	142,196
Balance at Dec. 31, 2024	€ 68,462,280	€ (56,055,520)	€ 88,946	€ 12,495,706
Balance, shares at Dec. 31, 2024	18,289,866